Share Capital (Repurchase of Common Shares) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Repurchase of common shares
Number of common shares repurchased (in shares)	30.2	10.3	3.3
Weighted-average price per share (including brokerage fees) (in dollars per share)	$ 156.00	$ 153.69	$ 116.97
Amount of repurchase (including brokerage fees)	$ 4,709	$ 1,582	$ 379
Share Repurchase Program (02/01/2021 - 01/31/2022) [Member]
Repurchase of common shares
NCIB February 1, 2022 – January 31, 2023 (in shares)	42.0
Number of common shares repurchased (in shares)	29.4